UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:  28-16
                   -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Brian E. Franc
Title:    Executive Vice President and Chief Compliance Officer
Phone:    (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois    4/26/12
--------------------   -----------------    -------
     (Signature)         (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number    Name
---------------    ---------------------
028-01190          Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            82

Form 13F Information Table Value Total:   $17,865,676
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   13F File Number    Name

1.                    Nuveen Investment Advisors, Inc.

                           INSTITUTIONAL CAPITAL LLC
                                    FORM 13F
                                   31-Mar-12

                                                                                                               Voting Authority
                                                                                                           -------------------------
                                                        Value      Shares/    Sh/ Put/ Invstmt        Othr
Name of Issuer                 Title of class CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn        Mgrs Sole        Shd None
------------------------------ ------------   --------- --------   ---------- --- ---- ---------      ---- ---------   --- ---------
ACE Ltd.                       SHS            H0023R105    120,646  1,648,175 SH       Sole            0     1,546,330       101,845
ACE Ltd.                       SHS            H0023R105        595      8,135 SH       Shared-Defined  1             0         8,135
Applied Materials Inc.         COM            038222105    392,455 31,547,793 SH       Sole            0    30,049,853     1,497,940
Applied Materials Inc.         COM            038222105        570     45,851 SH       Shared-Defined  1             0        45,851
Archer-Daniels-Midland Company COM            039483102    346,223 10,935,664 SH       Sole            0    10,416,096       519,568
Archer-Daniels-Midland Company COM            039483102        547     17,293 SH       Shared-Defined  1             0        17,293
BB&T Corp.                     COM            054937107    413,041 13,158,377 SH       Sole            0    12,528,861       629,516
BB&T Corp.                     COM            054937107        617     19,667 SH       Shared-Defined  1             0        19,667
BCE Inc.                       COM NEW        05534B760    155,573  3,883,488 SH       Sole            0     3,723,637       159,851
BCE Inc.                       COM NEW        05534B760        555     13,857 SH       Shared-Defined  1             0        13,857
BlackRock Inc.                 COM            09247X101     55,757    272,120 SH       Sole            0       255,257        16,863
BlackRock Inc.                 COM            09247X101        299      1,460 SH       Shared-Defined  1             0         1,460
CME Group Inc.                 COM            12572Q105     63,710    220,200 SH       Sole            0       206,700        13,500
CME Group Inc.                 COM            12572Q105        324      1,122 SH       Shared-Defined  1             0         1,122
Capital One Financial Corp.    COM            14040H105    604,507 10,845,123 SH       Sole            0    10,322,823       522,300
Capital One Financial Corp.    COM            14040H105        948     17,015 SH       Shared-Defined  1             0        17,015
Cisco Systems Inc.             COM            17275R102    807,539 38,181,536 SH       Sole            0    36,382,636     1,798,900
Cisco Systems Inc.             COM            17275R102      1,156     54,693 SH       Shared-Defined  1             0        54,693
Citigroup Inc.                 COM NEW        172967424    452,774 12,387,828 SH       Sole            0    11,788,628       599,200
Citigroup Inc.                 COM NEW        172967424        729     19,958 SH       Shared-Defined  1             0        19,958
Coca Cola Co.                  COM            191216100    228,023  3,080,983 SH       Sole            0     2,938,000       142,983
Coca Cola Co.                  COM            191216100        513      6,931 SH       Shared-Defined  1             0         6,931
ConocoPhillips                 COM            20825C104    729,627  9,599,095 SH       Sole            0     9,192,645       406,450
ConocoPhillips                 COM            20825C104        949     12,493 SH       Shared-Defined  1             0        12,493
Covidien PLC                   SHS            G2554F113    365,814  6,690,093 SH       Sole            0     6,382,041       308,052
Covidien PLC                   SHS            G2554F113        533      9,751 SH       Shared-Defined  1             0         9,751
Cummins Inc.                   COM            231021106    144,073  1,200,208 SH       Sole            0     1,142,258        57,950
Cummins Inc.                   COM            231021106        246      2,050 SH       Shared-Defined  1             0         2,050
Exxon Mobil Corp.              COM            30231G102    785,546  9,057,372 SH       Sole            0     8,642,822       414,550
Exxon Mobil Corp.              COM            30231G102      1,184     13,653 SH       Shared-Defined  1             0        13,653
General Electric Co.           COM            369604103    542,821 27,046,432 SH       Sole            0    25,893,982     1,152,450
General Electric Co.           COM            369604103        764     38,076 SH       Shared-Defined  1             0        38,076
Honeywell International Inc.   COM            438516106    740,491 12,129,267 SH       Sole            0    11,640,285       488,982
Honeywell International Inc.   COM            438516106      1,072     17,572 SH       Shared-Defined  1             0        17,572
JPMorgan Chase & Co.           COM            46625H100    807,884 17,570,339 SH       Sole            0    16,718,347       851,992
JPMorgan Chase & Co.           COM            46625H100      1,315     28,606 SH       Shared-Defined  1             0        28,606
Johnson Controls Inc.          COM            478366107    551,729 16,986,723 SH       Sole            0    16,156,219       830,504
Johnson Controls Inc.          COM            478366107        707     21,783 SH       Shared-Defined  1             0        21,783
Las Vegas Sands Corp.          COM            517834107          1         10 SH       Shared-Defined  1             0            10
Marathon Petroleum Corporation COM            56585A102    217,656  5,019,732 SH       Sole            0     4,799,955       219,777
Marathon Petroleum Corporation COM            56585A102        251      5,800 SH       Shared-Defined  1             0         5,800
McKesson Corp.                 COM            58155Q103    103,130  1,175,010 SH       Sole            0     1,105,510        69,500
McKesson Corp.                 COM            58155Q103        359      4,087 SH       Shared-Defined  1             0         4,087
Merck & Co. Inc.               COM            58933Y105    315,043  8,204,256 SH       Sole            0     7,826,210       378,046
Merck & Co. Inc.               COM            58933Y105        420     10,951 SH       Shared-Defined  1             0        10,951
MetLife Inc.                   COM            59156R108    427,291 11,440,201 SH       Sole            0    10,888,910       551,291
MetLife Inc.                   COM            59156R108        651     17,438 SH       Shared-Defined  1             0        17,438
Microsoft Corp.                COM            594918104  1,015,644 31,492,826 SH       Sole            0    30,024,287     1,468,539
Microsoft Corp.                COM            594918104      1,232     38,196 SH       Shared-Defined  1             0        38,196
Monsanto Co.                   COM            61166W101    398,388  4,994,836 SH       Sole            0     4,755,810       239,026
Monsanto Co.                   COM            61166W101        622      7,804 SH       Shared-Defined  1             0         7,804
Novartis AG                    SPONSORED ADR  66987V109     30,705    554,150 SH       Sole            0       520,050        34,100
Novartis AG                    SPONSORED ADR  66987V109        164      2,956 SH       Shared-Defined  1             0         2,956
Occidental Petroleum Corp.     COM            674599105    429,600  4,511,182 SH       Sole            0     4,306,268       204,914
Occidental Petroleum Corp.     COM            674599105        599      6,295 SH       Shared-Defined  1             0         6,295
Owens-Illinois Inc.            COM NEW        690768403     60,322  2,584,480 SH       Sole            0     2,425,129       159,351
Owens-Illinois Inc.            COM NEW        690768403        326     13,974 SH       Shared-Defined  1             0        13,974
Petroleo Brasileiro SA - ADR   SPONSORED ADR  71654V408     33,625  1,266,000 SH       Sole            0     1,039,750       226,250
Pfizer Inc.                    COM            717081103  1,165,181 51,420,467 SH       Sole            0    49,120,899     2,299,568
Pfizer Inc.                    COM            717081103      1,420     62,719 SH       Shared-Defined  1             0        62,719
Procter & Gamble Co.           COM            742718109  1,100,611 16,375,712 SH       Sole            0    15,643,112       732,600
Procter & Gamble Co.           COM            742718109      1,368     20,368 SH       Shared-Defined  1             0        20,368
Sanofi ADR                     SPONSORED ADR  80105N105    346,477  8,941,358 SH       Sole            0     8,494,858       446,500
Sanofi ADR                     SPONSORED ADR  80105N105        581     15,005 SH       Shared-Defined  1             0        15,005
Southwestern Energy Co.        COM            845467109    237,166  7,750,547 SH       Sole            0     7,389,397       361,150
Southwestern Energy Co.        COM            845467109        346     11,328 SH       Shared-Defined  1             0        11,328
Stanley Black & Decker Inc.    COM            854502101     40,131    521,450 SH       Sole            0       489,300        32,150
Stanley Black & Decker Inc.    COM            854502101        208      2,712 SH       Shared-Defined  1             0         2,712
Texas Instruments Inc.         COM            882508104    659,652 19,626,677 SH       Sole            0    18,667,960       958,717
Texas Instruments Inc.         COM            882508104        962     28,617 SH       Shared-Defined  1             0        28,617
Time Warner Inc.               COM NEW        887317303    942,768 24,973,983 SH       Sole            0    23,855,399     1,118,584
Time Warner Inc.               COM NEW        887317303      1,257     33,315 SH       Shared-Defined  1             0        33,315
UnitedHealth Group Inc.        COM            91324P102    153,898  2,611,101 SH       Sole            0     2,446,551       164,550
UnitedHealth Group Inc.        COM            91324P102        623     10,573 SH       Shared-Defined  1             0        10,573
Viacom Inc.                    CL B           92553P201    529,114 11,148,648 SH       Sole            0    10,615,445       533,203
Viacom Inc.                    CL B           92553P201        818     17,243 SH       Shared-Defined  1             0        17,243
Vodafone Group PLC             SPONS ADR NEW  92857W209    779,234 28,161,683 SH       Sole            0    26,232,573     1,929,110
Vodafone Group PLC             SPONS ADR NEW  92857W209      1,055     38,132 SH       Shared-Defined  1             0        38,132
Wells Fargo & Co.              COM            949746101    459,729 13,465,984 SH       Sole            0    12,819,547       646,437
Wells Fargo & Co.              COM            949746101        661     19,374 SH       Shared-Defined  1             0        19,374
Western Union Co.              COM            959802109     84,209  4,784,605 SH       Sole            0     4,482,955       301,650
Western Union Co.              COM            959802109        322     18,305 SH       Shared-Defined  1             0        18,305
REPORT SUMMARY                 82                       17,865,676